Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities

The Company’s redeemable non-controlling interests activities for the years ended in December 31, 2022, 2023 and 2024 are summarized as follows:

	Year ended December 31,
	2022	2023	2024
Beginning balance	1,172,218	1,414,435	1,583,130
Foreign exchange impact	117,540	24,719	25,144
Accretion to redemption value of redeemable non-controlling interests	124,677	143,976	162,076
Ending balance	1,414,435	1,583,130	1,770,350